Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Taxation on Ordinary Activities
(a) Summary of taxation on ordinary activities

	2021 £m	2020 £m	2019 £m

UK corporation tax	(25)	38	8

Comprising:

– current year tax expense	1	38	41

– adjustments in respect of prior periods	(26)	–	(33)

Overseas tax	2,401	2,387	2,047

Comprising:

– current year tax expense	2,418	2,369	2,074

– adjustments in respect of prior periods	(17)	18	(27)

Total current tax	2,376	2,425	2,055

Deferred tax	(187)	(317)	8

Comprising:

– deferred tax relating to origination and reversal of temporary differences	(29)	(184)	55

– deferred tax relating to changes in tax rates	(158)	(133)	(47)

	2,189	2,108	2,063

Summary of Factors Affecting Taxation Charge
The taxation charge differs from the standard 19% (2020: 19%; 2019: 19%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2021		2020		2019

	£m	%	£m	%	£m	%

Profit before tax	9,163		8,672		7,912

Less: share of post-tax results of associates and joint ventures (see note 9)	(415)		(455)		(498)

	8,748		8,217		7,414
Tax at 19% (2020 and 2019: 19%) on the above	1,662	19.0	1,561	19.0	1,409	19.0

Factors affecting the tax rate:

Tax at standard rates other than UK corporation tax rate	319	3.6	368	4.5	353	4.8

Other national tax charges	184	2.1	142	1.7	147	2.0

Permanent differences	87	1.0	20	0.3	122	1.6

Overseas withholding taxes	189	2.2	155	1.9	106	1.4

Double taxation relief on UK profits	(23)	(0.3)	(22)	(0.3)	(29)	(0.4)

(Utilised)/unutilised tax losses	(10)	(0.1)	5	0.1	16	0.2

Adjustments in respect of prior periods	(43)	(0.5)	18	0.2	(60)	(0.8)

Deferred tax relating to changes in tax rates	(158)	(1.8)	(133)	(1.6)	(47)	(0.6)

Additional net deferred tax (credits)/charges	(18)	(0.2)	(6)	(0.1)	46	0.6

	2,189	25.0	2,108	25.7	2,063	27.8

Summary of Tax on Items Recognised Directly in Other Comprehensive Income
(f) Tax on items recognised directly in other comprehensive income

	2021 £m	2020 £m	2019 £m

Current tax	(4)	(5)	(7)

Deferred tax	(110)	23	138

(Charged)/credited to other comprehensive income	(114)	18	131